DEBT (Tables)	12 Months Ended
Dec. 26, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt
consisted of the following as of December 26, 2014 and December 27, 2013 (in thousands):

	Successor
	December 26, 2014	December 27, 2013
Term Loan Facility(1)	$346,599	$—
ABL Facility	74,000	115,000
OpCo Notes(2)	—	318,347
HoldCo Notes	365,000	365,000
Total debt	785,599	798,347
Less: Current portion	83,500	—
Total long-term debt	$702,099	$798,347
____________________

(1)	As of December 26, 2014, the Term Loan Facility included an unamortized original issue discount of $0.8 million.

(2)
As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger. On March 26, 2014, Interline New Jersey discharged its remaining obligations under the OpCo Notes.

Schedule of Line of Credit Facilities
As of the end of the first fiscal quarter following the closing of the Second ABL Facility Amendment, the interest rates applicable to obligations under the ABL Facility will be determined as of the end of each fiscal quarter in accordance with applicable rates set forth in the table below, which are generally 0.25% lower than the rates in effect prior to the Second ABL Facility Amendment:

Availability	Revolver ABR Spread	Revolver Eurodollar Spread
Category 1
Greater than $177.3 million	0.25%	1.25%
Category 2
Greater than $88.6 million but less than or equal to $177.3 million	0.50%	1.50%
Category 3
Less than or equal to $88.6 million	0.75%	1.75%